STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Income (Loss) [Abstract]
Weighted Average Number of Shares Outstanding, Diluted			779,908	758,942
Diluted net income (loss) per share (Note 15) (in dollars per share)			$ (16.72)	$ (22.67)
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Operating Income (Loss) [Abstract]
General and Administrative Expense	$ 252,199	$ 78,851	$ 863,939	$ 1,047,448	$ 4,752,272	$ 1,009,074
Loss from operations	(252,199)	(78,851)	(863,939)	(1,047,448)	(4,752,272)	(1,009,074)
Realized Investment Gains (Losses)	486,027	460,364	997,778	1,589,210	2,618,937	2,076,558
Net income (loss)	$ 1,822,591	$ 381,513	$ 1,576,744	$ 541,762	$ (2,133,335)	$ 1,067,484
Common Class A [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Operating Income (Loss) [Abstract]
Weighted Average Number of Shares Outstanding, Basic	3,799,016	3,690,831	3,922,090	7,485,358	6,071,500	15,449,000
Weighted Average Number of Shares Outstanding, Diluted	3,799,016	3,690,831	3,922,090	7,485,358	6,071,500	15,449,000
Basic net income (loss) per share (Note 15) (in dollars per share)	$ 0.24	$ 0.05	$ 0.21	$ 0.05	$ (0.22)	$ 0.06
Diluted net income (loss) per share (Note 15) (in dollars per share)	$ 0.24	$ 0.05	$ 0.21	$ 0.05	$ (0.22)	$ 0.06
Common Class B [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Operating Income (Loss) [Abstract]
Weighted Average Number of Shares Outstanding, Basic	3,737,500	3,737,500	3,737,500	3,737,500	3,737,500	3,737,500
Weighted Average Number of Shares Outstanding, Diluted	3,737,500	3,737,500	3,737,500	3,737,500	3,737,500	3,737,500
Basic net income (loss) per share (Note 15) (in dollars per share)	$ 0.24	$ 0.05	$ 0.21	$ 0.05	$ (0.22)	$ 0.06
Diluted net income (loss) per share (Note 15) (in dollars per share)	$ 0.24	$ 0.05	$ 0.21	$ 0.05	$ (0.22)	$ 0.06